Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 2,247	$ 2,383
Not later than one year
Disclosure of detailed information about borrowings [line items]
Interest payable	167	169
Between one and five years
Disclosure of detailed information about borrowings [line items]
Interest payable	643	651
Later than five years
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 1,437	$ 1,563